Distribution of Profits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Distribution of Profits [Line Items]
Appropriations to statutory surplus reserve percentage	50.00%
Restricted net assets	¥ 1,244,719	¥ 1,495,385
PRC [Member]
Distribution of Profits [Line Items]
Appropriations to statutory surplus reserve percentage	10.00%
Statutory reserves	¥ 343,026	¥ 593,691